CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 11,387,954	$ 7,873,216	$ 10,647,781	$ 9,009,612
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	899,277	1,034,414	1,322,946	1,009,205
Stock-based compensation expense	116,578	0
Loss on abandonment of property, plant and equipment			0	52,288
Changes in operating assets:
Accounts receivable	(3,983,634)	(9,020,668)	(2,778,320)	25,567
Accounts receivable - related party	2,252,257	0	(2,345,221)	0
Inventories	12,419,117	8,063,746	(2,684,465)	(2,856,274)
Advance to suppliers	(3,604,797)	0
Prepaid expenses and other current assets	95,979	(113,561)	(84,682)	(294,833)
Changes in operating liabilities:
Accounts payable	(8,776,539)	5,298,243	9,984,792	155,080
Accounts payable - related parties	0	(5,852,302)	(5,871,024)	(4,799,942)
Accrued expenses	70,138	(22,793)	61	(119,331)
Due to related parties	0	(344,696)	(345,799)	0
Other payables	(198,487)	(370,503)	(168,807)	132,904
Net cash provided by operating activities	10,677,843	6,545,096	7,677,262	2,314,276
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(730,269)	(373,055)	(491,633)	(2,362,944)
Other receivable - related party	336,746	0	(336,937)	0
Net cash used in investing activities	(393,523)	(373,055)	(828,570)	(2,362,944)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividend distribution		(5,307,500)	(5,307,500)	0
Proceeds from short-term loan	948,193	0
Due from shareholders	692,500	(692,500)	(692,500)
Change in restricted cash	(2,996,128)	0
Net proceeds from private placement	1,772,845	0
Net cash provided by (used in) investing activities	417,410	(6,000,000)	(6,000,000)	0
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(10,649)	11,041	(18,293)	5,380
NET INCREASE (DECREASE) IN CASH	10,691,081	183,082	830,399	(43,288)
CASH, BEGINNING OF THE PERIOD	3,654,373	2,823,974	2,823,974	2,867,262
CASH, END OF THE PERIOD	14,345,454	3,007,056	$ 3,654,373	$ 2,823,974
Non-cash financing activities
Warrants issued to placement agent in connection with the private placement	161,926	0
Prepaid stock issuance cost netted with proceeds from private placement	$ 239,105	$ 0